UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 93.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,925	$15,145,143
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	7,719	7,801,254
Term Loan, 6.25%, Maturing November 2, 2018	3,499	3,536,569
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017	5,517	5,633,739
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	19,525	19,581,954
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	28,524	22,248,746
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	20,449	20,789,569
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	91,074	91,903,851
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,403	11,474,477
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	35,012	35,571,816
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	4,472	4,507,921

		$238,195,039

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(2)	10,924	$10,746,166

		$10,746,166

Automotive — 4.1%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 30, 2020	8,550	$8,667,563
Allison Transmission, Inc.
Term Loan, 3.21%, Maturing August 7, 2017	22,452	22,560,081
Term Loan, 4.25%, Maturing August 23, 2019	43,082	43,782,343
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	7,818	7,932,371
Capital Automotive L.P.
Term Loan, Maturing March 27, 2019(3)	9,500	9,590,544
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	106,931	108,742,393
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	42,136	40,037,520
Term Loan, 2.14%, Maturing December 28, 2015	34,329	32,619,662

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2015(4)		4,852	$4,676,506
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		73,325	74,226,018
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		29,360	29,689,808
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		15,661	15,993,541
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,486	7,279,308
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,248	5,267,799
SRAM, LLC
Term Loan, 4.00%, Maturing June 7, 2018		41,346	41,316,487
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,421	23,802,022
Tower International Inc.
Term Loan, 5.75%, Maturing April 16, 2020		12,500	12,718,750
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		9,726	9,811,229
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,377	3,412,491
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		44,925	45,308,749

			$547,435,185

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
Term Loan, Maturing April 25, 2020(3)		12,675	$12,704,051

			$12,704,051

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 20, 2020		22,175	$22,380,496
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		13,050	13,128,848
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		8,468	8,044,422
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		15,585	15,819,136
Realogy Corporation
Term Loan, 6.20%, Maturing October 10, 2013		2,244	2,244,035
Term Loan, 4.45%, Maturing October 10, 2016		600	600,186
Term Loan, 4.50%, Maturing March 5, 2020		20,430	20,708,746

18	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing February 11, 2020		6,250	$6,281,250
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,452	8,539,404
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		17,407	17,146,296
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.20%, Maturing January 8, 2014		13,475	13,628,615

			$128,521,434

Business Equipment and Services — 8.7%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		3,322	$3,346,949
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		32,615	33,155,304
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		44,703	45,290,153
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		40,732	40,135,646
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		16,615	16,770,302
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,738,128
Term Loan, 5.00%, Maturing February 21, 2015		30,020	29,870,219
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		9,426	9,567,771
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		12,536	12,787,216
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		5,893	5,907,612
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		1,810	1,839,675
Term Loan, 6.25%, Maturing October 23, 2018		7,543	7,665,311
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		11,475	11,618,720
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		15,994	16,213,768
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		5,782	5,812,704
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		36,550	36,719,044
ClientLogic Corporation
Term Loan, 6.87%, Maturing January 30, 2017	EUR	2,912	3,642,820
Term Loan, 7.03%, Maturing January 30, 2017		9,682	9,609,732

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		5,636	$5,685,189
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,842	7,920,278
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		30,923	30,993,374
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		10,663	10,752,886
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016		1,152	961,316
Term Loan, 8.25%, Maturing March 29, 2018		24,334	21,126,769
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		23,092	23,294,181
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		6,725	6,758,625
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		27,057	27,473,660
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		4,204	4,277,443
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		22,742	22,969,526
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		25,721	26,154,788
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		48,707	49,064,842
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		8,828	8,932,706
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		38,206	38,563,889
Term Loan, 4.25%, Maturing September 1, 2017	EUR	38,544	51,078,201
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		25,112	25,481,140
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		39,775	40,272,504
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,275	14,054,906
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		23,706	23,468,926
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		11,235	11,234,533
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,846	1,848,495
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,500	1,517,250

19	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		20,293	$20,622,986
National CineMedia, LLC
Term Loan, 3.45%, Maturing November 23, 2019		5,658	5,700,192
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		5,378	5,451,960
Term Loan, 4.50%, Maturing June 8, 2018		68,140	69,105,279
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		13,557	13,743,282
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		19,526	19,843,263
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,949	1,957,638
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		11,296	11,380,805
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017		14,691	14,798,459
Term Loan, 4.50%, Maturing January 31, 2020		10,783	10,950,132
Term Loan, 4.00%, Maturing March 8, 2020		93,743	95,061,457
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		9,370	9,487,584
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019		32,804	33,264,917
Travelport LLC
Term Loan, 3.03%, Maturing August 23, 2013		154	153,093
Term Loan, 4.88%, Maturing August 21, 2015	EUR	1,481	1,930,299
Term Loan, 5.03%, Maturing August 21, 2015		10,699	10,698,158
Term Loan, 5.53%, Maturing August 21, 2015		5,903	5,901,795
Term Loan, 5.53%, Maturing August 21, 2015		13,495	13,493,080
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,602	1,618,614
Term Loan, 6.00%, Maturing July 28, 2017		8,183	8,269,587
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		5,900	5,973,750
Term Loan, 6.00%, Maturing February 21, 2019	CAD	5,000	5,025,063
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		54,762	55,712,817

			$1,168,720,711

Cable and Satellite Television — 4.8%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing December 2, 2019		11,697	$11,902,190
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,547	4,577,412

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,203	$7,310,538
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		62,922	63,462,701
Charter Communications Operating, LLC
Term Loan, 3.45%, Maturing September 6, 2016		6,625	6,651,095
Term Loan, 4.00%, Maturing May 15, 2019		10,915	10,957,951
Term Loan, Maturing April 10, 2020(3)		21,100	21,082,972
Term Loan, Maturing January 19, 2021(3)		10,525	10,535,967
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		10,203	10,263,275
CSC Holdings, Inc.
Term Loan, 2.70%, Maturing April 15, 2020		51,475	51,442,828
ION Media Networks, Inc.
Revolving Loan, 0.50%, Maturing January 22, 2018(4)		5,500	4,801,500
Term Loan, 7.25%, Maturing July 31, 2018		13,324	13,523,987
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		18,075	18,203,025
Term Loan, 2.84%, Maturing April 17, 2020	EUR	10,800	14,288,847
Term Loan, Maturing June 30, 2020(3)	EUR	3,000	3,969,784
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	17,822	23,392,055
Term Loan, 3.00%, Maturing March 4, 2016	EUR	17,822	23,392,055
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		7,380	7,389,463
Term Loan, 1.93%, Maturing January 30, 2015		7,500	7,509,375
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		9,992	10,100,686
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		18,647	18,662,508
Term Loan, 4.50%, Maturing October 23, 2017		10,222	10,297,607
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.71%, Maturing July 1, 2016	EUR	3,546	4,667,557
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,354,063
Term Loan, 3.87%, Maturing March 26, 2021	EUR	71,790	95,290,106
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,334,150
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(3)	GBP	27,575	43,377,950
Term Loan, Maturing February 17, 2020(3)		73,025	73,121,977
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,207	7,291,583
YPSO Holding SA
Term Loan, Maturing June 16, 2014(3)	EUR	121	159,922

20	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
YPSO Holding SA (continued)
Term Loan, Maturing June 16, 2014(3)	EUR	310	$408,142
Term Loan, Maturing June 16, 2014(3)	EUR	1,358	1,787,840
Term Loan, Maturing December 31, 2015(3)	EUR	3,849	5,062,327
Term Loan, Maturing December 31, 2015(3)	EUR	7,602	9,999,329
Term Loan, 4.87%, Maturing June 6, 2016	EUR	5,595	7,401,075
Term Loan, 4.87%, Maturing June 6, 2016	EUR	6,711	8,877,124
Term Loan, Maturing June 6, 2016(3)	EUR	407	537,732

			$642,388,698

Chemicals and Plastics — 2.9%
AI Chemical & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	4,475	$5,967,020
Term Loan, 4.50%, Maturing October 3, 2019		3,245	3,291,927
Term Loan, 4.50%, Maturing October 3, 2019		6,255	6,344,636
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		14,606	14,898,357
Celanese U.S. Holdings LLC
Term Loan, 2.87%, Maturing October 31, 2016	EUR	664	878,939
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		10,918	11,095,081
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		3,986	4,065,771
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,910	8,977,010
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		3,723	3,772,111
Huntsman International, LLC
Term Loan, 2.47%, Maturing June 30, 2016		2,285	2,299,072
Term Loan, 2.74%, Maturing April 19, 2017		16,358	16,468,580
Ineos Finance PLC
Term Loan, 6.75%, Maturing May 4, 2018	EUR	1,810	2,422,840
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		50,047	50,765,951
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		9,925	10,017,968
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,119	1,141,061
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,961	10,097,652
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		40,649	41,179,191
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,343	6,466,012

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		4,505	$4,563,708
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing February 8, 2018		38,425	39,061,433
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020		71,450	72,462,232
Term Loan, 5.25%, Maturing February 3, 2020	EUR	4,000	5,342,115
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		62,832	63,307,168

			$384,885,835

Clothing / Textiles — 0.1%
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		6,919	$7,014,344

			$7,014,344

Conglomerates — 1.5%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(3)		7,200	$7,279,502
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		8,925	8,969,625
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		38,151	38,587,823
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		18,757	18,921,096
Term Loan, 5.50%, Maturing October 18, 2017		16,139	16,391,661
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		8,382	8,445,277
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,251,772
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		46,627	47,414,107
Term Loan, 5.03%, Maturing December 17, 2019	CAD	10,324	10,298,944
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		34,182	34,737,311

			$195,297,118

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		24,038	$24,199,556
Term Loan, 3.50%, Maturing February 7, 2020		46,790	46,812,740
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		30,548	31,006,664

21	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,377	$3,419,200
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		53,208	54,181,537
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		1,032	1,049,863
Term Loan, 4.50%, Maturing October 3, 2018	EUR	737	988,151
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,055	7,117,085

			$168,774,796

Cosmetics / Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		34,886	$35,175,269
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		6,158	6,264,364
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017		5,500	5,591,097
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		39,150	39,590,437

			$86,621,167

Drugs — 0.6%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		6,456	$6,540,921
Term Loan, 5.50%, Maturing February 10, 2017		25,156	25,399,502
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		14,860	15,014,365
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		240	242,072
Term Loan, 4.25%, Maturing March 15, 2018		4,089	4,155,865
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		5,023	5,105,348
Term Loan, 4.25%, Maturing March 15, 2018		11,539	11,728,154
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		9,093	9,241,923

			$77,428,150

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		58,803	$59,598,695
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		41	42,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	5,860	$5,939,063

		$65,580,483

Electronics / Electrical — 6.3%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	23,228	$23,598,448
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	23,351	23,745,333
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	48,906	49,627,299
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	8,439	8,491,521
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	33,967	34,455,173
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	17,157	17,278,523
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,116	10,116,279
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	10,429	10,494,578
Dell Inc.
Term Loan, Maturing February 28, 2014(3)	37,283	37,282,692
Term Loan - Second Lien, Maturing February 5, 2021(3)	23,317	23,317,308
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	20,460	20,268,179
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	33,334	33,917,412
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	30,750	30,922,969
Eze Castle Software Inc.
Term Loan, 5.00%, Maturing February 22, 2020	6,500	6,592,085
Term Loan - Second Lien, 8.75%, Maturing February 22, 2021	3,000	3,069,375
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	39,550	40,087,643
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	3,890	3,924,290
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	91,125	92,757,684
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	19,125	19,256,484
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016	1,700	1,723,907

22	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	29,664	$30,248,460
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	18,749	18,990,790
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	15,926	16,318,707
Term Loan, 4.75%, Maturing January 11, 2020	32,903	33,752,534
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	12,350	12,458,062
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	40,723	41,734,658
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	7,350	7,809,375
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	2,768	2,774,575
Semtech Corporation
Term Loan, 5.50%, Maturing March 20, 2017	2,797	2,823,845
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	13,849	14,035,125
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	3,010	3,028,752
Term Loan, 5.00%, Maturing March 10, 2016	3,975	4,001,501
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	14,363	14,560,761
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	10,921	11,084,483
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	8,465	8,633,989
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	18,848	19,125,210
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	10,624	10,761,324
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	17,332	17,591,536
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	10,150	10,327,625
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,359	4,378,999
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	15,907	16,066,438
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	20,873	21,133,596
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	32,929	33,299,198

		$845,866,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.5%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	18,229	$18,411,606
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	15,050	15,200,500
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	33,940,208

		$67,552,314

Financial Intermediaries — 3.7%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	11,425	$11,617,797
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	9,972	10,096,564
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	3,500	3,526,250
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	29,900	30,012,282
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	16,534	16,698,898
First Data Corporation
Term Loan, 4.20%, Maturing March 24, 2017	2,000	1,999,376
Term Loan, 4.20%, Maturing March 23, 2018	43,343	43,254,485
Term Loan, 4.20%, Maturing September 24, 2018	38,428	38,332,338
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing March 31, 2020	2,825	2,851,484
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	11,524	11,480,620
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	5,212	5,251,590
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	12,299	12,390,992
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,279	20,404,773
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	4,227	4,241,239
Term Loan, 4.00%, Maturing March 29, 2019	33,116	33,436,323
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,650	12,934,582
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 31, 2020	11,229	11,319,930
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 20, 2020	13,775	13,912,750
Nuveen Investments, Inc.
Term Loan, 4.20%, Maturing May 13, 2017	72,765	73,750,352

23	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		43,100	$43,881,188
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016		26,974	25,204,375
RJO Holdings Corp.
Term Loan, 6.20%, Maturing December 10, 2015(5)		63	51,347
Term Loan, 6.95%, Maturing December 10, 2015(5)		1,970	1,545,785
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		29,227	29,564,518
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,494	2,534,273
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,486	5,547,970
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		5,431	5,459,711
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		19,831	20,194,317

			$491,496,109

Food Products — 4.7%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		16,209	$16,462,647
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,042	9,941,693
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	12,250	16,013,326
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		29,393	29,750,935
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		10,672	10,765,173
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		91,107	91,951,928
Dole Food Company Inc.
Term Loan, Maturing April 1, 2020(3)		19,800	19,960,875
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		12,758	12,917,368
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(3)		161,050	162,715,901
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	8,000	10,665,107
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		42,299	42,563,192
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		19,281	19,606,365

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	$101,320,917
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		65,400	65,808,488
United Biscuits (UK) Limited
Term Loan, 2.37%, Maturing December 15, 2014	EUR	1,588	2,091,893
Term Loan - Second Lien, 4.49%, Maturing June 15, 2016	GBP	4,000	6,211,846
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		14,997	15,137,752

			$633,885,406

Food Service — 4.6%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016		3,177	$3,211,007
Term Loan, 3.70%, Maturing July 26, 2016		12,684	12,806,489
Term Loan, 3.70%, Maturing July 26, 2016		83,932	84,744,197
Term Loan, 3.75%, Maturing July 26, 2016		19,687	19,896,229
Term Loan, 3.78%, Maturing July 26, 2016		950	952,185
Term Loan, 4.00%, Maturing September 9, 2019		36,100	36,626,302
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		4,801	4,860,886
Buffets, Inc.
Term Loan, 0.16%, Maturing April 22, 2015(5)		911	911,457
Term Loan, 10.50%, Maturing July 18, 2017		3,147	3,241,032
Term Loan, 10.50%, Maturing July 19, 2017		1,481	1,525,687
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		25,124	25,472,970
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		7,594	7,689,305
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,489	15,741,185
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		59,353	60,057,648
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		48,808	49,570,245
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		7,731	7,856,248
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		52,160	52,529,334
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		9,408	9,595,892
Sagittarius Restaurants, LLC
Term Loan, 7.25%, Maturing October 1, 2018		9,304	9,397,111

24	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		17,746	$17,956,745
Term Loan, 5.75%, Maturing March 31, 2017		61,137	62,024,817
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		96,525	96,464,672
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		38,024	38,297,399

			$621,429,042

Food / Drug Retailers — 3.0%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016		24,175	$24,509,292
Alliance Boots Holdings Limited
Term Loan, 3.49%, Maturing July 9, 2015	GBP	10,000	15,481,725
Term Loan, 3.58%, Maturing July 10, 2017	EUR	22,497	29,695,532
Term Loan, 3.99%, Maturing July 10, 2017	GBP	77,250	120,108,828
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		72,749	73,567,271
Iceland Foods Group Limited
Term Loan, 4.67%, Maturing April 12, 2019	EUR	7,950	10,628,980
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		4,677	4,758,222
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		64,650	65,514,694
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		26,500	27,548,949
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019		30,800	31,313,344

			$403,126,837

Forest Products — 0.1%
Ranpak Corporation
Term Loan, Maturing April 10, 2019(3)	EUR	3,000	$4,000,237
Term Loan, Maturing April 23, 2019(3)		4,500	4,556,250

			$8,556,487

Health Care — 10.9%
Ahlsell Investco AB (Cidron)
Term Loan, Maturing June 28, 2019(3)	EUR	2,000	$2,656,618
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,470	5,555,215
Term Loan, 4.25%, Maturing June 30, 2017		6,814	6,920,215
Term Loan, 4.25%, Maturing June 30, 2017		27,489	27,918,332

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		20,132	$20,226,233
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		16,359	16,522,702
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		8,825	8,851,201
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		21,752	22,132,244
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		5,561	5,654,905
Biomet Inc.
Term Loan, 3.97%, Maturing July 25, 2017		69,592	70,591,959
BSN Medical Acquisition Holding GmbH
Term Loan, 5.25%, Maturing August 28, 2019	EUR	2,000	2,670,117
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016		13,024	13,145,815
Term Loan, 4.25%, Maturing September 15, 2017		22,623	22,898,796
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019		19,950	20,290,425
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017		64,848	65,577,832
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		18,508	18,866,677
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015		29,135	29,353,760
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,515	10,646,439
Term Loan, 4.00%, Maturing November 1, 2019		25,436	25,764,734
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		26,586	27,051,321
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		30,244	29,620,256
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		27,579	27,751,992
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018		67,730	68,711,116
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		40,855	41,413,425
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		19,611	19,807,026
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017		61,569	61,821,423
Term Loan, 2.95%, Maturing May 1, 2018		50,550	50,739,577
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018		35,393	35,787,019

25	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	30,567	$31,016,973
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	22,658	23,008,123
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	19,072	18,944,554
Term Loan, 7.75%, Maturing May 15, 2018	10,111	10,060,006
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	8,579	8,669,647
Term Loan, 5.25%, Maturing June 1, 2018	12,444	12,576,341
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	63,261	64,486,503
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	5,856	6,009,463
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	10,274	10,362,013
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	6,940	7,015,623
Medpace, Inc.
Term Loan, 5.50%, Maturing June 16, 2017	11,696	11,783,247
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	11,651	11,738,701
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	8,474	8,600,790
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	58,499	59,254,561
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	3,737	3,755,936
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	11,472	11,565,575
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	19,202	19,375,153
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	75,579	76,777,417
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	5,773	5,686,220
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018	24,268	24,487,849
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	19,866	20,089,080
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	10,823	10,958,161
Term Loan, 5.50%, Maturing June 1, 2018	33,319	33,735,037
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	6,918	7,016,334

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020		5,350	$5,416,875
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		19,571	19,772,939
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019		18,208	18,492,775
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		4,166	4,212,283
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		27,401	27,756,188
Term Loan, 3.50%, Maturing December 11, 2019		43,666	44,218,194
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		28,449	28,862,169
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017		32,967	33,358,863
Term Loan, 4.37%, Maturing April 3, 2017	EUR	2,993	3,950,827
Term Loan, 4.45%, Maturing April 3, 2017		25,594	25,962,399

			$1,467,924,193

Home Furnishings — 0.4%
Oreck Corporation
Term Loan - Second Lien, 3.78%, Maturing March 19, 2016(5)		797	$730,402
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		34,663	35,192,362
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	2,795	3,539,289
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019		21,322	21,701,364

			$61,163,417

Industrial Equipment — 1.2%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		5,248	$5,313,895
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing February 1, 2020		24,125	24,483,522
Colfax Corporation
Term Loan, 3.12%, Maturing January 13, 2017	EUR	3,688	4,862,627
Term Loan, 3.25%, Maturing January 11, 2019		11,147	11,259,926
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		2,880	2,894,900
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		14,973	15,272,956

26	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		11,595	$11,652,727
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		22,541	22,968,309
Kion Group GMBH
Term Loan, 4.12%, Maturing December 23, 2014(6)	EUR	1,999	2,639,156
Term Loan, 4.09%, Maturing December 29, 2015(6)	EUR	3,559	4,697,420
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,334	1,353,454
Neenah Foundry Company
Term Loan, Maturing October 12, 2016(3)		7,350	7,313,250
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,808,036
Term Loan, 4.75%, Maturing January 27, 2017	EUR	2,000	2,656,947
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		13,968	14,037,349
Terex Corporation
Term Loan, 5.00%, Maturing April 28, 2017	EUR	9,851	13,037,484
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,003	4,050,730

			$160,302,688

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		27,755	$28,145,762
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		4,913	4,972,563
Applied Systems, Inc.
Term Loan, 4.25%, Maturing June 8, 2017		13,901	14,056,902
Asurion LLC
Term Loan, 4.75%, Maturing July 18, 2017		5,829	5,897,142
Term Loan, 4.50%, Maturing May 24, 2019		137,973	139,918,998
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		10,449	10,631,667
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018		17,825	18,103,547
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019		36,683	37,202,751
Cooper Gay Swett & Crawford Ltd.
Term Loan, Maturing April 6, 2020(3)		7,550	7,628,648
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		15,312	15,617,858
Hub International Limited
Term Loan, 3.71%, Maturing June 13, 2017		31,241	31,592,478

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Sedgwick CMS Holdings, Inc.
Term Loan, 4.00%, Maturing December 30, 2016	9,318	$9,434,461

		$323,202,777

Leisure Goods / Activities / Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, Maturing April 30, 2020(3)	36,800	$36,708,000
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 30, 2019	71,015	71,858,595
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	7,000	7,077,294
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,375	16,594,933
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019	2,294	2,319,345
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	12,561	12,788,863
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019	23,315	23,746,418
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	13,975	14,149,688
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	7,450	7,491,720
Kasima, LLC
Term Loan, 3.95%, Maturing March 10, 2015	15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017	11,787	11,831,372
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	38,010	38,572,300
LodgeNet Interactive Corp.
DIP Loan, 0.00%, Maturing July 3, 2013(4)	1,161	1,165,849
Term Loan, 6.75%, Maturing March 31, 2018	6,303	4,892,865
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017	13,045	13,176,486
Regal Cinemas, Inc.
Term Loan, 2.72%, Maturing August 23, 2017	5,774	5,819,508
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(5)	4,100	3,434,068
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.92%, Maturing February 17, 2016	5,742	5,772,912
Term Loan, 4.00%, Maturing August 17, 2017	20,912	21,126,365
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	20,123	20,453,642
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	15,061	15,299,344

27	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Vue Entertainment Investment Limited
Term Loan, 5.51%, Maturing December 21, 2017	GBP	7,000	$10,924,423
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		6,048	6,144,202
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		40,848	41,153,982

			$407,558,424

Lodging and Casinos — 1.9%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		4,914	$5,006,478
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,409	5,452,891
Caesars Entertainment Operating Company
Revolving Loan, Maturing January 27, 2017(3)		15,000	13,050,000
Term Loan, 9.50%, Maturing October 31, 2016		9,675	9,877,546
Term Loan, 5.45%, Maturing January 26, 2018		47,387	43,131,695
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	48,838	76,011,883
Las Vegas Sands LLC
Term Loan, 2.70%, Maturing November 23, 2016		3,236	3,246,931
Term Loan, 2.70%, Maturing November 23, 2016		3,608	3,619,943
MGM Resorts International
Term Loan, 3.28%, Maturing December 20, 2017		14,464	14,522,516
Term Loan, 4.25%, Maturing December 20, 2019		39,414	40,084,336
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		3,803	3,849,051
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,210	9,284,859
Quidnax AB
Term Loan, 2.35%, Maturing April 27, 2015	EUR	4,725	6,109,248
Term Loan, 2.85%, Maturing June 30, 2016	EUR	4,725	6,109,248
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 20, 2020		10,275	10,360,026

			$249,716,651

Nonferrous Metals / Minerals — 1.2%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		39,903	$40,593,505
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020		9,625	9,937,812
Term Loan, 6.75%, Maturing March 25, 2020	EUR	2,000	2,706,333
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		32,696	33,074,414

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	11,929	$12,078,619
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	29,741	30,260,972
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	13,526	13,597,531
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	13,045	12,490,396
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	2,000	1,910,000

		$156,649,582

Oil and Gas — 3.1%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	2,067	$2,090,718
Term Loan, 9.00%, Maturing June 23, 2017	19,799	20,244,382
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	12,429	12,697,816
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	11,183	11,206,456
Term Loan, 4.00%, Maturing April 23, 2020	17,892	17,930,329
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	14,321	14,416,357
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	16,965	16,765,897
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	24,314	24,708,692
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	110,742	112,079,831
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	24,315	24,557,954
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	27,575	27,685,300
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,300	7,373,000
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	14,000	14,183,750
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	28,872	29,352,987
Term Loan, 5.00%, Maturing September 25, 2019	2,337	2,375,736
Term Loan, 5.00%, Maturing September 25, 2019	3,826	3,889,512
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(4)	15,000	15,093,750
Term Loan, 5.71%, Maturing November 13, 2018	27,232	27,560,791

28	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		34,863	$35,422,902

			$419,636,160

Publishing — 3.5%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		30,115	$30,107,540
Aster Zweite Beteiligungs GmbH
Term Loan, 5.49%, Maturing December 31, 2013		13	12,674
Term Loan, 5.49%, Maturing December 31, 2013		23	22,452
Term Loan, 5.46%, Maturing December 31, 2014	EUR	719	953,907
Term Loan, 5.46%, Maturing December 31, 2014	EUR	1,235	1,639,699
Term Loan, 5.46%, Maturing December 31, 2014	EUR	2,435	3,231,826
Term Loan, 5.53%, Maturing December 31, 2014		959	966,282
Term Loan, 5.53%, Maturing December 31, 2014		2,491	2,510,439
Term Loan, 5.53%, Maturing December 31, 2014		7,273	7,301,712
Term Loan, 5.53%, Maturing December 31, 2014		9,809	9,847,791
Term Loan, 5.53%, Maturing December 31, 2014		13,060	13,161,693
Black Press US Partnership
Term Loan, 2.29%, Maturing August 2, 2013		720	716,406
Term Loan, 2.29%, Maturing August 2, 2013		1,186	1,179,962
Cengage Learning Acquisitions, Inc.
Term Loan, 2.70%, Maturing July 3, 2014		11,766	9,214,001
GateHouse Media Operating, Inc.
Term Loan, 2.20%, Maturing August 28, 2014		4,803	1,760,192
Term Loan, 2.20%, Maturing August 28, 2014		15,303	5,608,488
Term Loan, 2.45%, Maturing August 28, 2014		9,134	3,347,772
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		74,314	75,486,495
Instant Web, Inc.
Term Loan, 3.57%, Maturing August 7, 2014		1,614	1,178,434
Term Loan, 3.57%, Maturing August 7, 2014		15,486	11,304,656
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		62,294	63,072,970
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		7,307	7,443,688
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		94,439	95,343,871
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		12,400	12,381,400
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		523	529,394
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		10,349	10,452,553

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		277	$226,019
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		16,053	15,432,186
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016		38,742	39,284,489
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing May 31, 2013		1,627	1,627,333
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		2,012	335,015
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(5)		3,971	3,110,341
Springer Science+Business Media S.A.
Term Loan, 4.20%, Maturing June 17, 2016		1,724	1,727,012
Term Loan, 4.12%, Maturing July 21, 2016	EUR	4,234	5,591,498
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		313	306,181
Term Loan, 8.00%, Maturing September 29, 2014		841	821,961
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	2,000	3,076,928
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		32,818	33,260,626

			$473,575,886

Radio and Television — 2.6%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016		22,415	$20,593,869
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		51,651	52,644,625
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018		8,239	8,392,990
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		23,904	24,346,978
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		10,820	10,982,803
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 28, 2017		6,436	6,556,273
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		27,087	27,357,674
Local TV Finance, LLC
Term Loan, 4.20%, Maturing May 7, 2015		14,108	14,284,473
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,791	4,881,268
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		11,334	11,546,076

29	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		20,850	$21,028,101
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,756	10,024,331
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,453	12,577,719
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,600	8,669,875
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016(6)	EUR	5,051	6,229,672
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,213,396
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,213,396
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		2,000	2,022,322
Term Loan, 4.75%, Maturing March 2, 2020		66,646	67,401,366
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		19,162	19,463,405

			$355,430,612

Retailers (Except Food and Drug) — 4.3%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,930	$16,165,961
B&M Retail Limited
Term Loan, 5.49%, Maturing February 18, 2019	GBP	7,000	10,764,714
Term Loan, 5.99%, Maturing February 18, 2020	GBP	14,975	23,329,267
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		26,521	26,844,562
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,661	15,905,355
Douglas Holding AG
Term Loan, 5.72%, Maturing December 20, 2019	EUR	7,300	9,677,833
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,608	10,782,103
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		15,620	15,775,831
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		9,652	9,801,669
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		57,196	57,829,599
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		31,033	31,394,665
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,525	47,040,078

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,468	$8,679,508
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		73,525	74,220,032
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		5,337	5,389,991
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		42,805	43,228,851
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		5,087	5,176,150
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,598	37,158,529
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		14,626	14,479,712
Term Loan, 4.25%, Maturing August 7, 2019		6,923	6,870,811
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		22,174	22,386,846
Term Loan, 4.46%, Maturing January 31, 2017		32,376	32,674,202
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,177,842
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	86	102,556
Term Loan, 2.33%, Maturing March 9, 2015	EUR	336	398,791
Term Loan, 2.33%, Maturing March 9, 2015	EUR	9,880	11,715,691
Term Loan, 2.83%, Maturing March 8, 2016	EUR	86	102,546
Term Loan, 2.83%, Maturing March 8, 2016	EUR	336	398,791
Term Loan, 2.83%, Maturing March 8, 2016	EUR	9,880	11,715,691
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	13	12,593
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	88	88,153
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	900	906,720
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		7,679	7,784,333

			$577,979,976

Steel — 1.8%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019		18,853	$19,159,107
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		4,015	4,145,488
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		20,323	20,771,665

30	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		118,593	$120,709,393
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		10,748	10,877,931
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,990	6,256,746
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		22,912	23,213,034
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,925	8,863,641
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,390	2,401,510
Waupaca Foundry, Inc.
Term Loan, 4.75%, Maturing June 29, 2017		14,733	14,824,753
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,791	6,892,738

			$238,116,006

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.75%, Maturing March 15, 2019		8,425	$8,556,641
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	28,931,375
Term Loan, 3.00%, Maturing March 11, 2018		30,226	30,386,497
Term Loan, 3.75%, Maturing March 11, 2018		25,137	25,472,152
Swift Transportation Co., Inc.
Term Loan, 2.95%, Maturing December 21, 2016		1,034	1,049,104
Term Loan, 4.00%, Maturing December 21, 2017		14,280	14,538,870

			$108,934,639

Telecommunications — 3.7%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.75%, Maturing October 21, 2016		6,920	$6,846,720
Arris Group, Inc.
Term Loan, 3.50%, Maturing February 7, 2020		35,975	36,093,034
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,804	6,871,851
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		19,875	20,004,376
Term Loan, 4.75%, Maturing February 21, 2020		47,925	48,254,484
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		16,815	16,917,069
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		115,577	117,406,667

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	262	$398,913
MetroPCS Wireless, Inc.
Term Loan, 4.73%, Maturing November 3, 2016		1,974	1,983,130
Term Loan, 4.88%, Maturing March 16, 2018		79,269	79,566,641
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,571	8,646,498
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		10,525	10,676,297
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,990	1,980,050
Term Loan, 5.75%, Maturing November 8, 2019		2,488	2,459,516
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,682	3,704,509
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		3,476	3,507,308
Term Loan, 3.75%, Maturing September 27, 2019		1,732	1,753,154
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(4)		29,328	29,529,204
Term Loan, 5.00%, Maturing April 23, 2019		21,785	21,955,584
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		51,662	52,274,992
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,060	14,147,596
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		9,975	10,085,802
Term Loan, 3.50%, Maturing January 23, 2020		3,995	4,031,606

			$499,095,001

Utilities — 1.4%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		31,437	$31,947,622
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		9,606	9,752,318
Term Loan, 4.00%, Maturing April 2, 2018		35,571	36,116,141
Term Loan, 4.00%, Maturing October 9, 2019		9,229	9,365,402
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		4,752	4,841,100
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		9,945	10,094,175
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018		34,407	34,883,927
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		5,960	6,109,064

31	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.70%, Maturing October 10, 2016		7,000	$4,970,000
Term Loan, 4.70%, Maturing October 10, 2017		3,687	2,101,444
Term Loan, 4.73%, Maturing October 10, 2017		56,613	41,723,484

			$191,904,677

Total Senior Floating-Rate Interests (identified cost $12,400,471,928)			$12,497,416,786

Corporate Bonds & Notes — 4.2%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(7)
Calcipar SA
6.875%, 5/1/18(8)		4,000	$4,295,000

			$4,295,000

Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(8)	EUR	7,500	$10,914,227
Nara Cable Funding, Ltd.
8.875%, 12/1/18(8)		5,000	5,300,000
8.875%, 12/1/18(8)		10,105	10,862,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		9,000	9,360,000
5.625%, 4/15/23(8)	EUR	5,000	6,724,678

			$43,161,780

Chemicals and Plastics — 0.7%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,095,000
6.625%, 4/15/20(8)		12,025	12,596,188
Ineos Finance PLC
7.25%, 2/15/19(8)(9)	EUR	8,000	11,259,927
8.375%, 2/15/19(8)		15,250	17,251,562
7.50%, 5/1/20(8)		14,525	16,304,313
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,518,750
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(8)		21,525	21,578,812

			$86,604,552

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.4%
Reynolds Group Holdings Inc.
5.75%, 10/15/20		44,500	$46,725,000
Smurfit Kappa Acquisitions
4.875%, 9/15/18(8)		4,925	5,134,312
4.125%, 1/30/20(8)	EUR	5,000	6,667,062

			$58,526,374

Diversified Financial Services — 0.2%
KION Finance SA
4.726%, 2/15/20(8)(9)	EUR	16,875	$22,695,789

			$22,695,789

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(8)	GBP	6,500	$10,298,709

			$10,298,709

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Product Holdings, Inc.
18.00%, 3/31/15(5)(6)		209	$177,360
Tervita Corp.
9.00%, 11/15/18(8)	CAD	2,000	2,074,545

			$2,251,905

Electronics / Electrical — 0.0%(7)
NXP BV/NXP Funding, LLC
3.027%, 10/15/13(9)		75	$75,094

			$75,094

Equipment Leasing — 0.0%(7)
International Lease Finance Corp.
6.75%, 9/1/16(8)		2,325	$2,656,313
7.125%, 9/1/18(8)		2,325	2,778,375

			$5,434,688

Financial Intermediaries — 0.3%
First Data Corp.
6.75%, 11/1/20(8)		16,850	$18,155,875
UPCB Finance II, Ltd.
6.375%, 7/1/20(8)	EUR	6,500	9,266,393
6.625%, 7/1/20(8)		9,000	9,832,500

			$37,254,768

32	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products — 0.1%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(8)	15,000	$15,225,000

		$15,225,000

Health Care — 0.4%
Community Health Systems, Inc.
5.125%, 8/15/18	22,625	$24,265,312
HCA, Inc.
4.75%, 5/1/23	11,975	12,513,875
inVentiv Health, Inc.
9.00%, 1/15/18(8)	15,375	16,297,500

		$53,076,687

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(8)	9,800	$10,608,500

		$10,608,500

Leisure Goods / Activities / Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(8)	6,750	$7,357,500
National CineMedia, LLC
6.00%, 4/15/22	8,250	9,033,750

		$16,391,250

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	25,250	$24,445,156
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(8)	6,175	6,113,250
9.00%, 2/15/20(8)	14,975	14,825,250

		$45,383,656

Radio and Television — 0.2%
Clear Channel Communications, Inc.
9.00%, 12/15/19(8)	8,994	$9,038,970
Entravision Communications Corp.
8.75%, 8/1/17	2,531	2,739,808
Univision Communications, Inc.
6.75%, 9/15/22(8)	9,000	10,035,000

		$21,813,778

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,498,750
Lynx I Corp.
5.375%, 4/15/21(8)		12,025	12,896,812
6.00%, 4/15/21(8)	GBP	12,350	20,310,922
Sunrise Communications International SA
4.962%, 12/31/17(8)(9)	EUR	3,000	4,014,263
Wind Acquisition Finance SA
5.456%, 4/30/19(8)(9)	EUR	7,775	10,469,674
6.50%, 4/30/20(8)		7,375	7,752,969

			$64,943,390

Utilities — 0.5%
Calpine Corp.
7.50%, 2/15/21(8)		32,380	$36,751,300
7.875%, 1/15/23(8)		23,490	27,013,500

			$63,764,800

Total Corporate Bonds & Notes (identified cost $528,792,426)			$561,805,720

Asset-Backed Securities — 0.2%

Security		Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.238%, 2/24/19(8)(9)		$884	$802,288
Babson Ltd., Series 2005-1A, Class C1, 2.227%, 4/15/19(8)(9)		1,129	1,049,046
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.78%, 3/8/17(8)(9)		985	1,000,972
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.227%, 1/15/18(8)(9)		2,000	1,791,805
Oak Hill Credit Partners, Series 2013-8A, Class C, 3.028%, 4/20/25(8)(9)(10)		6,325	6,119,438
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.778%, 4/20/25(8)(9)(10)		6,950	6,950,000

Total Asset-Backed Securities (identified cost $18,044,730)			$17,713,549

33	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.4%

Security	Shares	Value

Automotive — 0.0%(7)
Dayco Products, LLC(5)(11)(12)	88,506	$2,743,686

		$2,743,686

Building and Development — 0.0%(7)
United Subcontractors, Inc.(5)(11)(12)	3,848	$160,380

		$160,380

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc.(5)(12)(13)	2,484	$179,419

		$179,419

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(11)(12)	692	$74,791

		$74,791

Food Service — 0.0%(7)
Buffets Restaurants Holdings, Inc.(5)(11)(12)	329,120	$2,978,536

		$2,978,536

Home Furnishings — 0.0%(7)
Oreck Corp.(5)(11)(12)	14,217	$247,234
Sanitec Europe Oy B Units(5)(11)(12)	235,235	1,821,582
Sanitec Europe Oy E Units(5)(11)(12)	230,960	0

		$2,068,816

Leisure Goods / Activities / Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$16,403,958

		$16,403,958

Lodging and Casinos — 0.0%(7)
Affinity Gaming, LLC(5)(11)(12)	206,125	$2,885,753

		$2,885,753

Publishing — 0.2%
Ion Media Networks, Inc.(5)(11)	28,605	$18,192,780
MediaNews Group, Inc.(5)(11)(12)	162,730	3,414,074
Source Interlink Companies, Inc.(5)(11)(12)	5,725	0

		$21,606,854

Security	Shares	Value

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(11)(12)	2,131	$7,831,425

		$7,831,425

Total Common Stocks (identified cost $31,706,412)		$56,933,618

Preferred Stocks — 0.0%(7)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(5)(12)(13)	569	$35,847

Total Preferred Stocks (identified cost $9,958)		$35,847

Warrants — 0.0%(7)

Security	Shares	Value

Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	103	$378,525

Total Warrants (identified cost $177,010)		$378,525

Short-Term Investments — 7.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(14)	$978,565	$978,564,633

Total Short-Term Investments (identified cost $978,564,633)		$978,564,633

Total Investments — 105.3% (identified cost $13,957,767,097)		$14,112,848,678

Less Unfunded Loan Commitments — (0.4)%		$(54,241,075)

Net Investments — 104.9% (identified cost $13,903,526,022)		$14,058,607,603

Other Assets, Less Liabilities — (4.9)%		$(652,218,096)

Net Assets — 100.0%		$13,406,389,507

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

34	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

DIP	–	Debtor in Possession
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 10).

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Amount is less than 0.05%.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $442,431,414 or 3.3% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(10)	When-issued security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

35	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $12,924,961,389)	$13,080,042,970
Affiliated investment, at value (identified cost, $978,564,633)	978,564,633
Cash	74,892,010
Restricted cash*	10,630,769
Foreign currency, at value (identified cost, $82,711,916)	82,571,458
Interest receivable	45,874,775
Interest receivable from affiliated investment	108,543
Receivable for investments sold	27,623,713
Receivable for closed swap contracts	18,966
Prepaid expenses	664,247
Total assets	$14,300,992,084

Liabilities
Cash collateral due to broker	$3,450,000
Payable for investments purchased	857,477,094
Payable for when-issued securities	13,069,438
Payable for open forward foreign currency exchange contracts	14,887,284
Payable to affiliates:
Investment adviser fee	5,300,537
Trustees’ fees	5,663
Accrued expenses	412,561
Total liabilities	$894,602,577
Net Assets applicable to investors’ interest in Portfolio	$13,406,389,507

Sources of Net Assets
Investors’ capital	$13,266,678,336
Net unrealized appreciation	139,711,171
Total	$13,406,389,507

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

36	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income (net of foreign taxes, $52,895)	$268,071,864
Dividends	964,561
Interest allocated from affiliated investment	583,316
Expenses allocated from affiliated investment	(55,854)
Total investment income	$269,563,887

Expenses
Investment adviser fee	$27,273,200
Trustees’ fees and expenses	34,000
Custodian fee	1,039,377
Legal and accounting services	271,770
Miscellaneous	591,327
Total expenses	$29,209,674
Deduct —
Reduction of custodian fee	$19
Total expense reductions	$19

Net expenses	$29,209,655

Net investment income	$240,354,232

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$45,093,869
Investment transactions allocated from affiliated investment	17,273
Swap contracts	(4,003,088)
Foreign currency and forward foreign currency exchange contract transactions	17,727,515
Net realized gain	$58,835,569
Change in unrealized appreciation (depreciation) —
Investments	$107,133,600
Swap contracts	3,803,787
Foreign currency and forward foreign currency exchange contracts	(12,120,752)
Net change in unrealized appreciation (depreciation)	$98,816,635

Net realized and unrealized gain	$157,652,204

Net increase in net assets from operations	$398,006,436

37	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$240,354,232	$440,769,103
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	58,835,569	63,029,936
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	98,816,635	184,939,412
Net increase in net assets from operations	$398,006,436	$688,738,451
Capital transactions —
Contributions	$3,723,796,832	$1,137,173,133
Withdrawals	(148,254,587)	(2,087,404,801)
Net increase (decrease) in net assets from capital transactions	$3,575,542,245	$(950,231,668)

Net increase (decrease) in net assets	$3,973,548,681	$(261,493,217)

Net Assets
At beginning of period	$9,432,840,826	$9,694,334,043
At end of period	$13,406,389,507	$9,432,840,826

38	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.53	%(2)	0.54%	0.54%	0.57%	0.61%	0.70%
Net investment income	4.36	%(2)	4.72%	4.31%	4.43%	5.41%	6.50%
Portfolio Turnover	21	%(3)	42%	56%	39%	35%	7%

Total Return	3.66	%(3)	7.67%	4.30%	10.51%	27.54%	(22.24)%

Net assets, end of period (000’s omitted)	$13,406,390		$9,432,841	$9,694,334	$6,496,896	$4,294,340	$3,056,210

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

39	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Government Income Fund, Eaton Vance Short Term Real Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Bond Fund held an interest of 84.3%, 3.0%, 11.2%, 0.8%, 0.1%, 0.2%, 0.2% and 0.01%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

40

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

41

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.460% from $10 billion up to $15 billion, and is payable monthly. On net assets of $15 billion or over, the annual fee is reduced. Effective May 1, 2013, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on net assets of $10 billion and over is computed as follows: annual rate of 0.450% of the Portfolio’s average daily net assets from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $27,273,200 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $6,152,774,663 and $2,244,207,908, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,903,526,634

Gross unrealized appreciation	$209,411,269
Gross unrealized depreciation	(54,330,300)

Net unrealized appreciation	$155,080,969

42

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$179,419

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$215,266

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	British Pound Sterling 14,788,750	United States Dollar 22,312,216	Goldman Sachs International	$(655,463)
5/31/13	British Pound Sterling 59,687,051	United States Dollar 90,359,928	Goldman Sachs International	(2,337,090)
5/31/13	Euro 976,250	United States Dollar 1,264,613	Bank of America, NA	(21,289)
5/31/13	Euro 95,751,410	United States Dollar 125,227,524	Citibank NA	(894,826)
5/31/13	Euro 12,787,750	United States Dollar 16,645,597	Goldman Sachs International	(198,240)
5/31/13	Euro 4,100,000	United States Dollar 5,329,631	State Street Bank and Trust Co.	(70,829)
5/31/13	Euro 37,155,000	United States Dollar 47,628,883	State Street Bank and Trust Co.	(1,311,137)
6/28/13	British Pound Sterling 72,540,808	United States Dollar 109,788,337	Citibank NA	(2,852,715)
6/28/13	British Pound Sterling 6,950,000	United States Dollar 10,590,966	HSBC Bank USA	(200,964)
6/28/13	Canadian Dollar 17,528,172	United States Dollar 17,266,753	Citibank NA	(108,730)

43

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/28/13	Euro 5,947,500	United States Dollar 7,805,380	Goldman Sachs International	$(30,067)
6/28/13	Euro 123,305,029	United States Dollar 158,604,793	HSBC Bank USA	(3,841,625)
7/31/13	British Pound Sterling 71,239,781	United States Dollar 110,235,012	HSBC Bank USA	(367,261)
7/31/13	Euro 142,458,156	United States Dollar 185,726,259	Deutsche Bank AG	(1,997,048)

				$(14,887,284)

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $14,887,284. At April 30, 2013, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,180,769.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the Portfolio had no amounts due from counterparties for open derivative contracts. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. At April 30, 2013, the portion of such collateral representing cash of $3,450,000 is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(14,887,284	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

44

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$13,554,093	$(9,788,304)
Interest Rate	Swap contracts	(4,003,088)	3,803,787

Total		$9,551,005	$(5,984,517)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $635,094,000 and $85,714,000, respectively.

7  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

45

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$12,433,014,571	$10,161,140	$12,443,175,711
Corporate Bonds & Notes	—	561,628,360	177,360	561,805,720
Asset-Backed Securities	—	17,713,549	—	17,713,549
Common Stocks	—	24,235,383	32,698,235	56,933,618
Preferred Stocks	—	—	35,847	35,847
Warrants	—	378,525	—	378,525
Short-Term Investments	—	978,564,633	—	978,564,633

Total Investments	$—	$14,015,535,021	$43,072,582	$14,058,607,603

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(14,887,284)	$—	$(14,887,284)

Total	$—	$(14,887,284)	$—	$(14,887,284)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

46

Eaton Vance

Floating-Rate Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Floating-Rate Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the experience and abilities of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

48

Eaton Vance

Floating-Rate Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to permanently reduce fee rates in an agreed upon amount, such reduction to be effective May 1, 2013. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes revised breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

49

Eaton Vance

Floating-Rate Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-6/13	FRSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 11, 2013

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 11, 2013